Financial Assets	12 Months Ended
Dec. 31, 2021
Financial Assets [Abstract]
Financial Assets

(12)   Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2021 and 2020 are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Financial investments in listed shares	2,038	3,008
Non-current derivatives (see note 30)	2,068	—
Total Non-current financial assets measured at fair value	4,106	3,008
Non-current guarantee deposits	7,763	6,268
Other non-current financial assets (a)	261,294	108,030
Non-current loans to related parties (see note 31)	89,104	80,851
Total Non-current financial assets measured at amortized cost	358,161	195,149

Details of current financial assets on the consolidated balance sheet at 31 December 2021 and 2020 are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Current derivatives (see note 30)	3,238	—
Total Non-current financial assets measured at fair value	3,238	—

	Thousands of Euros
	31/12/2021	31/12/2020
Deposits and guarantees	561	162
Other current financial assets (a)	2,025,869	10,861
Current loans to third parties	39	95
Total other current financial assets measured at amortized cost	2,026,469	11,118

(a)	Other non-current and current financial assets

Details of other non-current and current financial assets are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Other financial assets with related parties (see note 31)	220,947	114,825
Other financial assets with third parties	2,066,216	4,066
Total other non-current and current financial assets	2,287,163	118,891

“Other financial assets with third parties” is mainly composed of the cash received from the new bond issue, which will be used to acquire the existing share capital of Tiancheng (Germany) Pharmaceutical Holdings, owner of approximately  90% of Biotest ordinary shares and 1% of Biotest preferred shares. The transaction is subject to regulatory approvals and conditions and is expected to close by the end of the first half of 2022. Therefore, the received amount is restricted until official approval is obtained (see note 15 and 21).

Additionally, Grifols closed a collaboration agreement with the U.S. firm ImmunoTek Bio Centers, LLC, specialized in the opening and construction of plasma centers, to open 21 plasma centers in the United States. At 31 December 2021, the Group has made advanced payments related to this project for an amount of US Dollars 47.5 million (Euros 42.3 million).